Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 8,081,222	$ 1,038,277	$ 8,871,262
Standard Chartered Bank (Hong Kong) Limited [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Type	Government guaranteed SME loan
Maturity Date	Within 10 years or on demand
Currency	HK$	HK$
Weighted average interest rate	2.96%	2.96%	3.52%
Bank borrowings	$ 8,081,222	$ 1,038,277	$ 8,871,262